Business Combinations - Pro Forma (Details) - USD ($) $ in Thousands	4 Months Ended		10 Months Ended	12 Months Ended
	Jan. 01, 2022	Jan. 01, 2022	Dec. 28, 2019	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
Access Control Technologies, LLC
Business Acquisition [Line Items]
Revenue	$ 3,572
Net Income (Loss)	$ (869)
DBCI, LLC
Business Acquisition [Line Items]
Revenue		$ 33,037
Net Income (Loss)		$ 2,820
Revenue				$ 809,647	$ 637,239
Net Income (Loss)				$ 44,574	$ 59,232
BETCO Acquisition
Business Acquisition [Line Items]
Revenue			$ 50,468			$ 574,284
Net Income (Loss)			$ (464)			$ 35,777